                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07169

Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL SMALLCAP FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended November 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2005

                                               MORGAN          LIPPER
                                              STANLEY   INTERNATIONAL
                                              CAPITAL      SMALL/MID-
                                        INTERNATIONAL        CAP CORE
                                          (MSCI) EAFE           FUNDS
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)      AVERAGE(2)
  8.38%     7.92%     8.01%     8.48%          11.23%          11.97%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Overall, international markets performed strongly in the six-month period ended November 30, 2005. In early 2005, markets reflected uncertainty about global economic prospects, weakening consumer confidence, rising interest rates, and surging oil prices. In May, however, sentiment began to brighten and stocks rallied. Pockets of volatility notwithstanding, global markets' positive performance was sustained through the remainder of the period, as the U.S. economy showed resilience in the aftermath of the Gulf Coast hurricanes, Japan had a significant rally and conditions began to improve marginally in Europe. In this environment, the small-capitalization segment of international stock markets--which comprises the Fund's investment universe--performed well during the period, continuing their positive trend of the past six years.

On a regional basis, Japan's performance--although muted for the first half of 2005--began to pick up in the latter months of the calendar year. Prime Minister Koizumi's reelection spurred renewed interest by foreign investors, as it gave some comfort that restructuring would continue. The market's previously flagging performance reversed its course and ended the period among the world's top performing regions.

Europe's sluggish economic activity lagged the pace of all other developed regions' economies, although it was growing modestly nonetheless. Within Europe, performance in the Nordic region, which was strong against a backdrop of high energy prices, began to languish in October when energy prices declined. Elsewhere, the United Kingdom saw a slower-than-expected pace of economic growth, with household spending declining and energy prices and inflation rising. Although the elections in both Germany and Japan were viewed as mandates for structural and economic reform, unlike Japan, Germany's inconclusive election result did not bode well for its market.

The Yen and Euro depreciated against the U.S. dollar during the period. The performance of the MSCI EAFE Index in local currency was 18.12 percent versus the U.S. dollar return of 11.23 percent during the six-month period ended November 30, 2005.

PERFORMANCE ANALYSIS

Morgan Stanley International SmallCap Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Small/Mid-Cap Core Funds Average for the six months ended November 30, 2005, assuming no deduction of applicable sales charges.

The Fund's underweight in financial stocks, especially in Japanese financials, was the primary detractor from returns relative to the MSCI EAFE Index. In the third calendar quarter, financial stocks led a strong rally in Japan's market, due to improved investor sentiment following Prime Minister Koizumi's reelection. The consumer discretionary sector was also an area of comparative weakness for the Fund. Large-cap auto makers in Japan, which the Fund did not own but are part of the MSCI EAFE Index, performed well in the six-month period. Also in consumer discretionary, the Fund suffered from lagging returns in its exposure to media and gaming companies. As the MSCI EAFE Index is composed primarily of large-cap stocks, the Fund's small-cap focus precludes investment in a large portion of the index's stocks. This was certainly the case during the period with regard to the Fund's relative underweights in large-cap Japanese banking and auto companies.

The Fund's performance also suffered from its relatively defensive positioning in lower-beta stocks (those that have tended to be less volatile over time). As long-term investors, we believed this strategy was prudent at this point in the economic cycle, and, in our opinion, we found more attractive values in these higher-quality names. In the short term, however, the market continued to favor high-beta stocks, which we considered to be fully valued by our measures.

On the positive side, the Fund benefited from good results in the information technology sector. Over the past year, the sector has become more interesting in our view, as it has been one of the weakest performing sectors in the international markets. By our measures, valuations became increasingly attractive after the sector underperformed in 2004. We increased the Fund's holdings in information technology, and this added exposure served the Fund well. Semiconductor stocks were notable contributors during the period. The healthcare sector also added to gains, largely due to strong stock selection of healthcare equipment names. Holdings here were boosted by positive company-specific events.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Ariake Japan Co., Ltd.                                           2.5%
Sumitomo Osaka Cement Co., Ltd.                                  2.3
Schibsted ASA                                                    2.1
Nakanishi, Inc.                                                  2.1
Danisco A/S                                                      2.0
Kerry Group PLC (A Shares)                                       2.0
Fisher & Paykel Healthcare Corp. Ltd.                            1.9
Carlsberg A/S (Series B)                                         1.9
APLUS Co., Ltd.                                                  1.9
Techem AG                                                        1.8

TOP FIVE COUNTRIES

Japan                                                           28.4%
United Kingdom                                                  14.6
Switzerland                                                      7.2
France                                                           6.8
Germany                                                          6.6

DATA AS OF NOVEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF "SMALL CAPITALIZATION" COMPANIES LOCATED OUTSIDE THE UNITED STATES. A COMPANY IS CONSIDERED TO BE A "SMALL CAPITALIZATION" COMPANY IF IT HAS A MARKET CAPITALIZATION OF GENERALLY LESS THAN $3 BILLION AT THE TIME OF PURCHASE. THE FUND INVESTS IN COMPANIES LOCATED IN AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES, AND CURRENTLY MAY INVEST MORE THAN 25 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN EACH OF THE UNITED KINGDOM AND JAPAN. A COMPANY IS CONSIDERED TO BE LOCATED IN A PARTICULAR COUNTRY IF IT (a) IS ORGANIZED UNDER THE LAWS OF THE COUNTRY, (b) HAS SECURITIES WHICH ARE PRINCIPALLY TRADED ON A STOCK EXCHANGE IN THE COUNTRY, (c) DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM GOODS PRODUCED OR SOLD, INVESTMENTS MADE, OR SERVICES PERFORMED IN THE COUNTRY, OR (d) MAINTAINS AT LEAST 50 PERCENT OF ITS ASSETS IN THE COUNTRY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH

THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2005

                 CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                (SINCE 07/28/97)      (SINCE 07/29/94)    (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                     ISMAX                 ISMBX               ISMCX                 ISMDX
1 YEAR                     12.82%(3)             11.94%(3)           12.08%(3)             13.08%(3)
                            6.90(4)               6.94(4)            11.08(4)                 --
                           12.03(3)              11.04(3)            11.11(3)              12.16(3)
5 YEARS                    10.83(4)              10.78(4)            11.11(4)                 --
                              --                  6.85(3)               --                    --
10 YEARS                      --                  6.85(4)               --                    --
SINCE INCEPTION             8.61(3)               4.99(3)             7.79(3)               8.73(3)
                            7.91(4)               4.99(4)             7.79(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING           ENDING        EXPENSES PAID
                                                    ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                    -------------     -------------    ----------------
                                                                                          06/01/05-
                                                       06/01/05          11/30/05         11/30/05
                                                    -------------     -------------    ----------------
CLASS A
Actual (8.38% return)                                 $ 1,000.00        $ 1,083.80        $   9.40
Hypothetical (5% annual return before expenses)       $ 1,000.00        $ 1,016.04        $   9.10

CLASS B
Actual (7.92% return)                                 $ 1,000.00        $ 1,079.20        $  13.29
Hypothetical (5% annual return before expenses)       $ 1,000.00        $ 1,012.28        $  12.86

CLASS C
Actual (8.01% return)                                 $ 1,000.00        $ 1,080.10        $  13.30
Hypothetical (5% annual return before expenses)       $ 1,000.00        $ 1,012.28        $  12.86

CLASS D
Actual (8.48% return)                                 $ 1,000.00        $ 1,084.80        $   8.10
Hypothetical (5% annual return before expenses)       $ 1,000.00        $ 1,017.30        $   7.84

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.80%, 2.55%, 2.55% AND 1.55% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                                 VALUE
-----------------------------------------------------------------------------------
              COMMON STOCKS (a) (97.3%)

              AUSTRALIA (4.3%)
              APPAREL/FOOTWEAR
    400,961   Pacific Brands Ltd.                                   $       847,827
                                                                    ---------------
              HOSPITAL/NURSING
              MANAGEMENT
    111,628   Ramsay Health Care Ltd.                                       810,385
                                                                    ---------------
              PACKAGED SOFTWARE
  1,006,637   INFOMEDIA Ltd.                                                394,257
    701,959   MYOB Ltd.                                                     592,531
                                                                    ---------------
                                                                            986,788
                                                                    ---------------
              PUBLISHING: NEWSPAPERS
    270,109   John Fairfax Holdings Ltd.                                    780,297
                                                                    ---------------
              TOTAL AUSTRALIA                                             3,425,297
                                                                    ---------------
              BELGIUM (1.9%)
              ELECTRIC UTILITIES
      6,033   Elia System
               Operator S.A./NV*                                            226,055
                                                                    ---------------
              FOOD: SPECIALTY/CANDY
     27,784   Omega Pharma S.A.                                           1,285,614
                                                                    ---------------
              TOTAL BELGIUM                                               1,511,669
                                                                    ---------------
              CAYMAN ISLANDS (0.8%)
              SEMICONDUCTORS
  1,486,000   Solomon Systech
               International Ltd.                                           606,350
                                                                    ---------------
              DENMARK (3.9%)
              BEVERAGES: ALCOHOLIC
     28,965   Carlsberg A/S (Series B)                                    1,506,554
                                                                    ---------------
              FOOD: SPECIALTY/CANDY
     23,345   Danisco A/S                                                 1,640,917
                                                                    ---------------
              TOTAL DENMARK                                               3,147,471
                                                                    ---------------
              FINLAND (1.5%)
              BUILDING PRODUCTS
     29,189   Uponor Oyj                                                    637,163
                                                                    ---------------
              ELECTRONIC COMPONENTS
     19,560   Perlos Oyj                                            $       190,451
                                                                    ---------------
              FINANCE/RENTAL/LEASING
     15,696   Ramirent Oyj                                                  406,475
                                                                    ---------------
              TOTAL FINLAND                                               1,234,089
                                                                    ---------------
              FRANCE (6.8%)
              AEROSPACE & DEFENSE
     14,481   Zodiac S.A.                                                   865,420
                                                                    ---------------
              BROADCASTING
     37,269   NRJ Group                                                     831,837
                                                                    ---------------
              COMPUTER PROCESSING
              HARDWARE
    717,359   Bull S.A.*                                                    718,081
                                                                    ---------------
              ELECTRICAL PRODUCTS
      8,845   Nexans S.A.                                                   417,938
                                                                    ---------------
              FINANCIAL PUBLISHING/SERVICES
     11,983   GL Trade S.A.                                                 489,705
                                                                    ---------------
              INDUSTRIAL SPECIALTIES
     26,890   Saft Groupe S.A.*                                             618,453
                                                                    ---------------
              OFFICE EQUIPMENT/SUPPLIES
     10,233   Neopost S.A.                                                  964,841
                                                                    ---------------
              OTHER CONSUMER SPECIALTIES
     19,953   L'Europeenne d'Extincteurs*                                         0
                                                                    ---------------
              OTHER TRANSPORTATION
      8,978   Autoroutes du Sud de la
               France                                                       511,889
                                                                    ---------------
              TOTAL FRANCE                                                5,418,164
                                                                    ---------------
              GERMANY (4.7%)
              CHEMICALS: AGRICULTURAL
     15,819   K+S AG                                                      1,001,645
                                                                    ---------------
              INTERNET SOFTWARE/SERVICES
      2,901   SCS Standard
               Computersysteme*                                                   0
                                                                    ---------------
              MEDICAL DISTRIBUTORS
      4,840   Celesio AG                                                    383,812
                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                 VALUE
-----------------------------------------------------------------------------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
     23,892   GfK AG                                                $       873,332
     34,322   Techem AG*                                                  1,481,387
                                                                    ---------------
                                                                          2,354,719
                                                                    ---------------
              TOTAL GERMANY                                               3,740,176
                                                                    ---------------
              HONG KONG (0.3%)
              SPECIALTY TELECOMMUNICATIONS
    163,560   Asia Satellite Telecommunications
               Holdings Ltd.                                                274,615
                                                                    ---------------
              IRELAND (3.5%)
              BEVERAGES: ALCOHOLIC
    164,206   C&C Group PLC                                               1,006,219
                                                                    ---------------
              FOOD: SPECIALTY/CANDY
     74,665   Kerry Group PLC (A Shares)                                  1,614,239
                                                                    ---------------
              PUBLISHING: NEWSPAPERS
     65,286   Independent News &
               Media PLC                                                    177,844
                                                                    ---------------
              TOTAL IRELAND                                               2,798,302
                                                                    ---------------
              ITALY (5.2%)
              AUTO PARTS: O.E.M.
     57,918   Sogefi SpA                                                    329,749
                                                                    ---------------
              BEVERAGES: ALCOHOLIC
    136,818   Davide Campari-Milano SpA                                     912,045
                                                                    ---------------
              CONSTRUCTION MATERIALS
     70,400   Buzzi Unicem SpA                                            1,075,690
                                                                    ---------------
              ELECTRONIC COMPONENTS
     26,713   Saes Getters SpA                                              644,055
                                                                    ---------------
              FINANCE/RENTAL/LEASING
     11,353   Banca Italease*                                               239,789
                                                                    ---------------
              INDUSTRIAL MACHINERY
     35,735   Interpump Group SpA                                           247,586
                                                                    ---------------
              REGIONAL BANKS
    242,062   Cassa di Risparmio di
               Firenze SpA                                                  713,343
                                                                    ---------------
              TOTAL ITALY                                                 4,162,257
                                                                    ---------------
              JAPAN (28.4%)
              BEVERAGES: NON-ALCOHOLIC
     21,700   ITO EN, Ltd.                                          $     1,039,262
                                                                    ---------------
              COMMERCIAL PRINTING/FORMS
     37,500   Asia Securities Printing
               Co., Ltd.                                                    603,696
     12,000   Nissha Printing Co., Ltd.                                     294,722
     52,100   Toppan Forms Co., Ltd.                                        707,493
                                                                    ---------------
                                                                          1,605,911
                                                                    ---------------
              CONSTRUCTION MATERIALS
    679,000   Sumitomo Osaka Cement
               Co., Ltd.                                                  1,828,083
    255,000   Taiheiyo Cement Corp.                                       1,021,316
                                                                    ---------------
                                                                          2,849,399
                                                                    ---------------
              ELECTRICAL PRODUCTS
     14,500   Mabuchi Motor Co., Ltd.                                       804,466
     17,600   PATLITE Corp.                                                 220,345
     17,600   PATLITE Corp.
               (Bonus Shares) (WI)*                                         220,345
                                                                    ---------------
                                                                          1,245,156
                                                                    ---------------
              ELECTRONIC COMPONENTS
     45,600   Yamaichi Electronics Co., Ltd.                                635,812
                                                                    ---------------
              ELECTRONIC PRODUCTION EQUIPMENT
     55,000   Shinkawa, Ltd.                                              1,259,810
                                                                    ---------------
              ELECTRONICS/APPLIANCES
     11,850   Nihon Trim Co., Ltd.                                          632,202
                                                                    ---------------
              FINANCE/RENTAL/LEASING
    325,000   APLUS Co., Ltd.*                                            1,493,247
              JAPAN SECURITIES FINANCE
     59,000    Co., Ltd.                                                    627,915
     71,000   Sanyo Electric Credit
               Co., Ltd.                                                  1,179,924
                                                                    ---------------
                                                                          3,301,086
                                                                    ---------------
              FOOD: SPECIALTY/CANDY
     90,400   Ariake Japan Co., Ltd.                                      1,972,823
                                                                    ---------------
              HOUSEHOLD/PERSONAL CARE
      9,500   Milbon Co. Ltd.                                               350,077
                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                 VALUE
-----------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY
     14,900   Union Tool Co.                                        $       579,710
                                                                    ---------------
              INDUSTRIAL SPECIALTIES
     18,000   Taisei Lamick Co., Ltd.                                       461,892
                                                                    ---------------
              INVESTMENT BANKS/BROKERS
     30,000   H.S. Securities Co., Ltd.                                     737,047
                                                                    ---------------
              MEDICAL SPECIALTIES
     12,900   Nakanishi, Inc.                                             1,665,353
                                                                    ---------------
              MISCELLANEOUS MANUFACTURING
     99,000   Takuma Co., Ltd.                                              734,014
                                                                    ---------------
              MOVIES/ENTERTAINMENT
     56,000   Yomiuri Land Co., Ltd.                                        425,593
                                                                    ---------------
              PACKAGED SOFTWARE
        117   Zentek Technology
               Japan, Inc.*                                                 601,952
                                                                    ---------------
              PROPERTY - CASUALTY INSURERS
    208,400   Nisshin Fire and Marine
               Insurance Co., Ltd.                                          838,431
                                                                    ---------------
              RAILROADS
     57,000   Keisei Electric Railway
               Co., Ltd.                                                    378,935
                                                                    ---------------
              RESTAURANTS
     25,800   Hurxley Corp.                                                 431,985
     28,400   Nippon Restaurant
               System, Inc.                                                 971,088
                                                                    ---------------
                                                                          1,403,073
                                                                    ---------------
              SPECIALTY STORES
      8,700   Megane Top Co., Ltd.                                           64,866
                                                                    ---------------
              TOTAL JAPAN                                                22,782,404
                                                                    ---------------
              NETHERLANDS (1.7%)
              INFORMATION TECHNOLOGY SERVICES
     70,066   Getronics NV                                                  845,629
        607   Ordina NV                                                      10,312
                                                                    ---------------
                                                                            855,941
                                                                    ---------------
              INVESTMENT BANKS/BROKERS
      6,809   Van Lanschot NV                                       $       481,558
                                                                    ---------------
              TOTAL NETHERLANDS                                           1,337,499
                                                                    ---------------
              NEW ZEALAND (4.7%)
              CASINO/GAMING
    198,052   Sky City Entertainment
               Group Ltd.                                                   653,463
                                                                    ---------------
              DISCOUNT STORES
    426,698   The Warehouse Group Ltd.                                    1,123,328
                                                                    ---------------
              ELECTRONICS/APPLIANCES
    205,447   Fisher & Paykel Appliances
               Holdings Ltd.                                                468,602
                                                                    ---------------
              MEDICAL SPECIALTIES
    579,177   Fisher & Paykel Healthcare
               Corp. Ltd.                                                 1,541,912
                                                                    ---------------
              TOTAL NEW ZEALAND                                           3,787,305
                                                                    ---------------
              NORWAY (4.3%)
              ELECTRONIC COMPONENTS
     49,456   Visma ASA                                                     682,098
                                                                    ---------------
              ENGINEERING & CONSTRUCTION
     15,596   Veidekke ASA                                                  445,056
                                                                    ---------------
              FINANCIAL CONGLOMERATES
     56,718   DNB NOR ASA                                                   594,688
              PUBLISHING: NEWSPAPERS
     60,537   Schibsted ASA                                               1,700,420
                                                                    ---------------
              TOTAL NORWAY                                                3,422,262
                                                                    ---------------
              SPAIN (0.8%)
              PULP & PAPER
     22,490   Miquel y Costas & Miquel, S.A.                                649,869
                                                                    ---------------
              SWEDEN (2.7%)
              AEROSPACE & DEFENSE
     52,605   Saab AB (B Shares)                                            997,140
                                                                    ---------------
              METAL FABRICATIONS
     41,774   Gunnebo AB                                                    374,522
                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                 VALUE
-----------------------------------------------------------------------------------
              TOBACCO
     70,321   Swedish Match AB                                      $       803,656
                                                                    ---------------
              TOTAL SWEDEN                                                2,175,318
                                                                    ---------------
              SWITZERLAND (7.2%)
              BUILDING PRODUCTS
      3,905   Schindler Holding AG                                        1,480,973
        327   Zehnder Group AG (B Shares)                                   388,326
                                                                    ---------------
                                                                          1,869,299
                                                                    ---------------
              CONTAINERS/PACKAGING
      3,423   SIG Holding AG (Registered)                                   715,351
                                                                    ---------------
              INDUSTRIAL SPECIALTIES
      1,926   SIA Abrasives Holding AG                                      471,301
                                                                    ---------------
              MISCELLANEOUS MANUFACTURING
      2,975   Kaba Holding AG (Registered
               B Shares)*                                                   661,739
                                                                    ---------------
              PHARMACEUTICALS: MAJOR
      3,697   Galenica Holding AG
               (Registered)*                                                673,655
                                                                    ---------------
              PUBLISHING: BOOKS/MAGAZINES
      1,972   Edipresse S.A.
               (Bearer Shares)                                              806,188
                                                                    ---------------
              TRUCKS/CONSTRUCTION/
              FARM MACHINERY
      7,773   Bucher Industries AG
               (Registered Shares)                                          607,294
                                                                    ---------------
              TOTAL SWITZERLAND                                           5,804,827
                                                                    ---------------
              UNITED KINGDOM (14.6%)
              BROADCASTING
     69,777   GCAP Media PLC                                                338,087
                                                                    ---------------
              CASINO/GAMING
     91,810   William Hill PLC                                              803,350
                                                                    ---------------
              COMMERCIAL PRINTING/FORMS
     62,462   De La Rue PLC                                                 455,120
     45,025   DX Services PLC                                               261,052
                                                                    ---------------
                                                                            716,172
                                                                    ---------------
              ENGINEERING & CONSTRUCTION
     70,140   Keller Group PLC                                      $       510,558
                                                                    ---------------
              FINANCE/RENTAL/LEASING
    159,365   Cattles PLC                                                   811,000
                                                                    ---------------
              FOOD: SPECIALTY/CANDY
    214,683   Devro PLC                                                     487,324
     84,634   RHM PLC*                                                      383,632
                                                                    ---------------
                                                                            870,956
                                                                    ---------------
              HOUSEHOLD/PERSONAL CARE
     95,405   SSL International PLC                                         462,828
                                                                    ---------------
              INDUSTRIAL MACHINERY
    479,267   FKI PLC                                                       935,358
     95,420   Rotork PLC                                                    987,459
     76,043   Spirax-Sarco
               Engineering PLC                                            1,138,827
                                                                    ---------------
                                                                          3,061,644
                                                                    ---------------
              OTHER TRANSPORTATION
    423,793   Stagecoach Group PLC                                          856,466
                                                                    ---------------
              PROPERTY - CASUALTY INSURERS
    107,540   Catlin Group Ltd.                                             895,035
                                                                    ---------------
              RESTAURANTS
    156,463   Luminar PLC                                                 1,326,422
                                                                    ---------------
              TRUCKING
    167,520   Wincanton PLC                                               1,028,408
                                                                    ---------------
              TOTAL UNITED KINGDOM                                       11,680,926
                                                                    ---------------
              TOTAL COMMON STOCKS
               (Cost $62,197,893)                                        77,958,800
                                                                    ---------------
              PREFERRED STOCKS (a) (1.9%)
              GERMANY (1.9%)
              APPAREL/FOOTWEAR
     21,871   Hugo Boss AG                                                  744,326
                                                                    ---------------
              INDUSTRIAL MACHINERY
     29,784   Sartorius AG                                                  762,319
                                                                    ---------------
              TOTAL PREFERRED STOCKS
               (COST $551,928)                                            1,506,645
                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                               VALUE
-----------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (0.4%)
              REPURCHASE AGREEMENT
$       320   Joint repurchase agreement
               account 4.02% due
               12/01/05 (dated
               11/30/05; proceeds
               $320,036) (b)
               (COST $320,000)                                      $       320,000
                                                                    ---------------
TOTAL INVESTMENTS
 (COST $63,069,821) (c)                                     99.6%        79,785,445
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                 0.4            291,033
                                                           -----    ---------------
NET ASSETS                                                 100.0%   $    80,076,478
                                                           =====    ===============

----------
    *   NON-INCOME PRODUCING SECURITY.
   WI   SECURITY RECEIVED ON A WHEN-ISSUED BASIS.
  (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $79,465,445 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
  (b)   COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $19,587,419 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,871,795, RESULTING IN NET UNREALIZED APPRECIATION OF $16,715,624.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

SUMMARY OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

                                                                    PERCENT OF
INDUSTRY                                                VALUE       NET ASSETS
-------------------------------------------------------------------------------
Food: Specialty/Candy                               $  7,384,549            9.2%
Finance/Rental/Leasing                                 4,758,350            5.9
Industrial Machinery                                   4,651,259            5.8
Construction Materials                                 3,925,089            4.9
Beverages: Alcoholic                                   3,424,818            4.3
Medical Specialties                                    3,207,265            4.0
Restaurants                                            2,729,495            3.4
Publishing: Newspapers                                 2,658,561            3.3
Building Products                                      2,506,462            3.1
Miscellaneous Commercial Services                      2,354,719            2.9
Commercial Printing/Forms                              2,322,083            2.9
Electronic Components                                  2,152,416            2.7
Aerospace & Defense                                    1,862,560            2.3
Property - Casualty Insurers                           1,733,466            2.2
Electrical Products                                    1,663,094            2.1
Apparel/Footwear                                       1,592,153            2.0
Packaged Software                                      1,588,740            2.0
Industrial Specialties                                 1,551,646            1.9
Casino/Gaming                                          1,456,813            1.8
Miscellaneous Manufacturing                            1,395,753            1.7
Other Transportation                                   1,368,355            1.7
Electronic Production Equipment                        1,259,810            1.6
Investment Banks/Brokers                               1,218,605            1.5
Broadcasting                                           1,169,924            1.5
Discount Stores                                        1,123,328            1.4
Electronics/Appliances                                 1,100,804            1.4
Beverages: Non-Alcoholic                               1,039,262            1.3
Trucking                                               1,028,408            1.3
Chemicals: Agricultural                                1,001,645            1.3
Office Equipment/Supplies                                964,841            1.2
Engineering & Construction                          $    955,614            1.2%
Information Technology Services                          855,941            1.1
Household/Personal Care                                  812,905            1.0
Hospital/Nursing Management                              810,385            1.0
Publishing: Books/Magazines                              806,188            1.0
Tobacco                                                  803,656            1.0
Computer Processing Hardware                             718,081            0.9
Containers/Packaging                                     715,351            0.9
Regional Banks                                           713,343            0.9
Pharmaceuticals: Major                                   673,655            0.8
Pulp & Paper                                             649,869            0.8
Trucks/Construction/Farm Machinery                       607,294            0.8
Semiconductors                                           606,350            0.8
Financial Conglomerates                                  594,688            0.7
Financial Publishing/Services                            489,705            0.6
Movies/Entertainment                                     425,593            0.5
Medical Distributors                                     383,812            0.5
Railroads                                                378,935            0.5
Metal Fabrications                                       374,522            0.5
Auto Parts: O.E.M.                                       329,749            0.4
Repurchase Agreement                                     320,000            0.4
Specialty Telecommunications                             274,615            0.3
Electric Utilities                                       226,055            0.3
Specialty Stores                                          64,866            0.1
                                                    ------------   ------------
                                                    $ 79,785,445           99.6%
                                                    ============   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $63,069,821)             $  79,785,445
Cash (including foreign currency value at $85,356, with a
 cost of $85,150)                                                         85,533
Receivable for:
     Investments sold                                                    557,253
     Dividends                                                           205,126
     Foreign withholding taxes reclaimed                                  22,730
     Shares of beneficial interest sold                                   18,377
Prepaid expenses and other assets                                         56,415
                                                                   -------------
     TOTAL ASSETS                                                     80,730,879
                                                                   -------------
LIABILITIES:
Payable for:
     Shares of beneficial interest redeemed                              474,447
     Investment advisory fee                                              68,816
     Distribution fee                                                     38,448
     Investments purchased                                                10,269
     Administration fee                                                    6,323
     Transfer agent fee                                                      554
Accrued expenses and other payables                                       55,544
                                                                   -------------
     TOTAL LIABILITIES                                                   654,401
                                                                   -------------
     NET ASSETS                                                    $  80,076,478
                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                    $  38,471,168
Net unrealized appreciation                                           16,708,745
Accumulated net investment loss                                         (257,384)
Accumulated undistributed net realized gain                           25,153,949
                                                                   -------------
     NET ASSETS                                                    $  80,076,478
                                                                   =============
CLASS A SHARES:
Net Assets                                                         $  33,090,460
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              1,984,405
     NET ASSET VALUE PER SHARE                                     $       16.68
                                                                   =============
     MAXIMUM OFFERING PRICE PER SHARE
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)               $       17.60
                                                                   =============
CLASS B SHARES:
Net Assets                                                         $  32,677,895
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,068,066
     NET ASSET VALUE PER SHARE                                     $       15.80
                                                                   =============
CLASS C SHARES:
Net Assets                                                         $   4,733,574
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                300,016
     NET ASSET VALUE PER SHARE                                     $       15.78
                                                                   =============
CLASS D SHARES:
Net Assets                                                         $   9,574,549
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                571,370
     NET ASSET VALUE PER SHARE                                     $       16.76
                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $65,127 foreign withholding tax)                 $     856,261
Interest                                                                  15,763
                                                                   -------------
     TOTAL INCOME                                                        872,024
                                                                   -------------
EXPENSES
Investment advisory fee                                                  522,992
Distribution fee (Class A shares)                                         42,576
Distribution fee (Class B shares)                                        182,519
Distribution fee (Class C shares)                                         25,977
Transfer agent fees and expenses                                         111,066
Custodian fees                                                            66,757
Administration fee                                                        44,041
Shareholder reports and notices                                           38,044
Professional fees                                                         36,512
Registration fees                                                         25,809
Trustees' fees and expenses                                                  636
Other                                                                     15,671
                                                                   -------------
     TOTAL EXPENSES                                                    1,112,600
Less: amounts waived/reimbursed                                           (6,264)
                                                                   -------------
     NET EXPENSES                                                      1,106,336
                                                                   -------------
     NET INVESTMENT LOSS                                                (234,312)
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                           14,741,044
Foreign exchange transactions                                           (135,359)
                                                                   -------------
     NET REALIZED GAIN                                                14,605,685
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                           (5,435,021)
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies                  3,401
                                                                   -------------
     NET DEPRECIATION                                                 (5,431,620)
                                                                   -------------
     NET GAIN                                                          9,174,065
                                                                   -------------
NET INCREASE                                                       $   8,939,753
                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX         FOR THE YEAR
                                                                      MONTHS ENDED           ENDED
                                                                   NOVEMBER 30, 2005      MAY 31, 2005
                                                                   -----------------    -----------------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                       $        (234,312)   $         272,408
Net realized gain                                                         14,605,685           16,594,336
Net change in unrealized appreciation                                     (5,431,620)           1,758,305
                                                                   -----------------    -----------------
     NET INCREASE                                                          8,939,753           18,625,049
                                                                   -----------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
     Class A shares                                                               --              (50,812)
     Class B shares                                                               --              (17,134)
     Class C shares                                                               --              (12,387)
     Class D shares                                                               --             (289,095)

Net realized gain
     Class A shares                                                               --             (173,176)
     Class B shares                                                               --           (1,536,148)
     Class C shares                                                               --             (136,133)
     Class D shares                                                               --             (866,678)
                                                                   -----------------    -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS                                            --           (3,081,563)
                                                                   -----------------    -----------------

Net decrease from transactions in shares of beneficial interest          (40,672,289)         (16,783,619)
                                                                   -----------------    -----------------

     NET DECREASE                                                        (31,732,536)          (1,240,133)

NET ASSETS:
Beginning of period                                                      111,809,014          113,049,147
                                                                   -----------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $257,384 AND
 DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $23,072,
 RESPECTIVELY)                                                     $      80,076,478    $     111,809,014
                                                                   =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of the daily net assets not exceeding $1.5 billion and 0.90% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $209,197 for the six months ended November 30, 2005.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.55% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,695,775 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $54,148 and $605, respectively and received $1,778 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $16,687,044 and $57,936,681, respectively. Included in the aforementioned transactions are sales of $26,065,063 with other Morgan Stanley Funds, including a net realized gain of $5,350,898.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST +
Transactions in shares of beneficial interest were as follows:

                                                   FOR THE SIX                        FOR THE YEAR
                                                   MONTHS ENDED                          ENDED
                                                 NOVEMBER 30, 2005                    MAY 31, 2005
                                           ------------------------------    ------------------------------
                                                     (UNAUDITED)
                                              SHARES           AMOUNT           SHARES           AMOUNT
                                           -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                              58,976    $     979,394          393,172    $   5,545,670
Conversion from Class B                           69,139        1,141,812        1,714,243       27,368,927
Reinvestment of dividends and
 distributions                                        --               --           13,820          211,178
Redeemed                                        (299,694)      (4,938,605)        (270,240)      (4,049,633)
                                           -------------    -------------    -------------    -------------
Net increase (decrease) -- Class A              (171,579)      (2,817,399)       1,850,995       29,076,142
                                           -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                              50,483          785,796          828,399       11,483,642
Conversion to Class A                            (72,841)      (1,141,812)      (1,801,090)     (27,368,927)
Reinvestment of dividends and
 distributions                                        --               --           92,355        1,347,462
Redeemed                                        (503,610)      (7,860,200)      (1,277,503)     (18,129,168)
                                           -------------    -------------    -------------    -------------
Net decrease -- Class B                         (525,968)      (8,216,216)      (2,157,839)     (32,666,991)
                                           -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                              19,303          300,923           83,487        1,139,397
Reinvestment of dividends and
 distributions                                        --               --            9,477          137,891
Redeemed                                         (93,487)      (1,465,061)        (100,021)      (1,437,917)
                                           -------------    -------------    -------------    -------------
Net decrease -- Class C                          (74,184)      (1,164,138)          (7,057)        (160,629)
                                           -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                              85,865        1,406,078          470,165        6,662,014
Reinvestment of dividends and
 distributions                                        --               --           64,874          994,514
Redeemed                                      (1,792,574)     (29,880,614)      (1,440,699)     (20,688,669)
                                           -------------    -------------    -------------    -------------
Net decrease -- Class D                       (1,706,709)     (28,474,536)        (905,660)     (13,032,141)
                                           -------------    -------------    -------------    -------------
Net decrease in Fund                          (2,478,440)   $ (40,672,289)      (1,219,561)   $ (16,783,619)
                                           =============    =============    =============    =============

----------
 + ON JULY 30, 2004, THE FUND SUSPENDED THE OFFERING OF ITS SHARES TO NEW INVESTORS. THE FUND MAY RECOMMENCE OFFERING ITS SHARES TO NEW INVESTORS AT SUCH TIME AS THE INVESTMENT ADVISER DETERMINES THAT IT WOULD BE CONSISTENT WITH PRUDENT PORTFOLIO MANAGEMENT TO DO SO.

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At November 30, 2005, investments in securities of issuers in Japan and United Kingdom represented 28.4% and 14.6% respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ---------------------------------------------------------
                                             NOVEMBER 30, 2005       2005        2004        2003        2002         2001
                                             -----------------     ---------   ---------   --------   ---------    ---------
                                                (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   15.39         $   13.47   $    9.12   $  10.10   $    9.96    $   11.42
                                                 ---------         ---------   ---------   --------   ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                     (0.02)             0.09        0.04       0.03       (0.03)       (0.01)
  Net realized and unrealized gain (loss)             1.31              2.26        4.31      (1.01)       0.42        (1.34)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total income (loss) from investment
 operations                                           1.29              2.35        4.35      (0.98)       0.39        (1.35)
                                                 ---------         ---------   ---------   --------   ---------    ---------

Less dividends and distributions from:
  Net investment income                                  -             (0.10)          -          -           -        (0.11)
  Net realized gain                                      -             (0.33)          -          -       (0.25)           -
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total dividends and distributions                        -             (0.43)          -          -       (0.25)       (0.11)
                                                 ---------         ---------   ---------   --------   ---------    ---------

Net asset value, end of period                   $   16.68         $   15.39   $   13.47   $   9.12   $   10.10    $    9.96
                                                 =========         =========   =========   ========   =========    =========

TOTAL RETURN+                                         8.38%(1)         17.47%      47.70%     (9.70)%      4.33%      (11.96)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.80%(2)(4)       1.81%       2.03%      2.27%       2.40%        2.06%
Net investment income (loss)                         (0.22)%(2)(4)      0.58%       0.32%      0.36%      (0.46)%       0.10%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  33,090         $  33,179   $   4,109   $  6,623   $   1,113    $   4,917
Portfolio turnover rate                                 16%(1)            33%         52%        70%         62%          65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                      PERIOD ENDED         RATIO        LOSS RATIO
                   -----------------      -------     --------------
                   NOVEMBER 30, 2005       1.81%         (0.23)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ---------------------------------------------------------
                                             NOVEMBER 30, 2005       2005        2004        2003        2002         2001
                                             -----------------     ---------   ---------   --------   ---------    ---------
                                                (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   14.64         $   12.85   $    8.79   $   9.81   $    9.76    $   11.19
                                                 ---------         ---------   ---------   --------   ---------    ---------
Income (loss) from investment operations:
  Net investment loss++                              (0.08)            (0.02)      (0.05)     (0.03)      (0.11)       (0.07)
  Net realized and unrealized gain (loss)             1.24              2.14        4.11      (0.99)       0.41        (1.35)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total income (loss) from investment
 operations                                           1.16              2.12        4.06      (1.02)       0.30        (1.42)
                                                 ---------         ---------   ---------   --------   ---------    ---------

Less dividends and distributions from:
  Net investment income                                  -                 -           -          -           -        (0.01)
  Net realized gain                                      -             (0.33)          -          -       (0.25)           -
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total dividends and distributions                        -             (0.33)          -          -       (0.25)       (0.01)
                                                 ---------         ---------   ---------   --------   ---------    ---------

Net asset value, end of period                   $   15.80         $   14.64   $   12.85   $   8.79   $    9.81    $    9.76
                                                 =========         =========   =========   ========   =========    =========

TOTAL RETURN+                                         7.92%(1)         16.55%      46.19%    (10.40)%      3.49%      (12.74)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              2.55%(2)(4)       2.57%       2.79%      3.03%       3.16%        2.86%
Net investment loss                                  (0.97)%(2)(4)     (0.18)%     (0.44)%    (0.40)%     (1.22)%      (0.68)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  32,678         $  37,970   $  61,055   $ 36,299   $  42,684    $  44,681
Portfolio turnover rate                                 16%(1)            33%         52%        70%         62%          65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                      PERIOD ENDED         RATIO        LOSS RATIO
                   -----------------      -------     --------------
                   NOVEMBER 30, 2005       2.56%         (0.98)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ---------------------------------------------------------
                                             NOVEMBER 30, 2005       2005        2004        2003        2002         2001
                                             -----------------     ---------   ---------   --------   ---------    ---------
                                                (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   14.62         $   12.84   $    8.78   $   9.80   $    9.73    $   11.21
                                                 ---------         ---------   ---------   --------   ---------    ---------
Income (loss) from investment operations:
  Net investment loss++                              (0.08)            (0.01)      (0.04)     (0.03)      (0.08)       (0.03)
  Net realized and unrealized gain (loss)             1.24              2.15        4.10      (0.99)       0.40        (1.39)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total income (loss) from investment
 operations                                           1.16              2.14        4.06      (1.02)       0.32        (1.42)
                                                 ---------         ---------   ---------   --------   ---------    ---------

Less dividends and distributions from:

  Net investment income                                  -             (0.03)          -          -           -        (0.06)
  Net realized gain                                      -             (0.33)          -          -       (0.25)           -
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total dividends and distributions                        -             (0.36)          -          -       (0.25)       (0.06)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Net asset value, end of period                   $   15.78         $   14.62   $   12.84   $   8.78   $    9.80    $    9.73
                                                 =========         =========   =========   ========   =========    =========
TOTAL RETURN+                                         8.01%(1)         16.62%      46.24%    (10.41)%      3.71%      (12.78)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              2.55%(2)(4)       2.46%       2.79%      3.00%       2.89%        2.86%
Net investment loss                                  (0.97)%(2)(4)     (0.07)%     (0.44)%    (0.37)%     (0.95)%      (0.68)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   4,734         $   5,469   $   4,896   $  1,652   $   1,511    $     979
Portfolio turnover rate                                 16%(1)            33%         52%        70%         62%          65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE      NET INVESTMENT
                      PERIOD ENDED         RATIO         LOSS RATIO
                   -----------------      -------      --------------
                   NOVEMBER 30, 2005       2.56%           (0.98)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                        FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ---------------------------------------------------------
                                             NOVEMBER 30, 2005       2005        2004        2003        2002         2001
                                             -----------------     ---------   ---------   --------   ---------    ---------
                                                (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $   15.45         $   13.50   $    9.14   $  10.10   $    9.95    $   11.45
                                                 ---------         ---------   ---------   --------   ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                      0.00              0.12        0.08       0.05       (0.01)        0.07
  Net realized and unrealized gain (loss)             1.31              2.27        4.28      (1.01)       0.41        (1.42)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total income (loss) from investment
 operations                                           1.31              2.39        4.36      (0.96)       0.40        (1.35)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Less dividends and distributions from:
  Net investment income                                  -             (0.11)          -          -           -        (0.15)
  Net realized gain                                      -             (0.33)          -          -       (0.25)           -
                                                 ---------         ---------   ---------   --------   ---------    ---------
Total dividends and distributions                        -             (0.44)          -          -       (0.25)       (0.15)
                                                 ---------         ---------   ---------   --------   ---------    ---------
Net asset value, end of period                   $   16.76         $   15.45   $   13.50   $   9.14   $   10.10    $    9.95
                                                 =========         =========   =========   ========   =========    =========

TOTAL RETURN+                                         8.48%(1)         17.75%      47.70%     (9.50)%      4.54%      (11.92)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.55%(2)(4)       1.57%       1.79%      2.03%       2.16%        1.86%
Net investment income (loss)                          0.03%(2)(4)       0.82%       0.56%      0.60%      (0.22)%       0.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   9,574         $  35,191   $  42,989   $ 15,128   $   8,995    $   5,306
Portfolio turnover rate                                 16%(1)            33%         52%        70%         62%          65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                      PERIOD ENDED         RATIO       INCOME RATIO
                   -----------------      -------     --------------
                   NOVEMBER 30, 2005       1.56%          0.02%

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38543RPT-RA06-00002P-Y11/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                   INTERNATIONAL
                                                                   SMALLCAP FUND

                                                               SEMIANNUAL REPORT
                                                               NOVEMBER 30, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006